Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 24, 2014	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Lease term	5 years
Monthly lease rent	$ 10,341	$ 11,638
Rent expense			$ 200	$ 100